INVESTORS
                             LIFE INSURANCE COMPANY
                                OF NORTH AMERICA
                         (Herein called Investors Life)

                               SEPARATE ACCOUNT II
                     (formerly INA/PUTNAM SEPARATE ACCOUNT)
                              FINANCIAL STATEMENTS
                                DECEMBER 31, 2002

                                    (Audited)














This report is submitted for the general information of owners of Investors Life Insurance Company of North America Separate Account II variable annuity contracts. The Separate Account does not accept new contracts; accordingly, this report is not authorized for distribution to prospective purchasers of such contracts.

--------------------------------------------------------------------------------
Investors Life Insurance Company of North America
Administrative Offices: Austin, TX

EP-17512V

                        Report of Independent Accountants

To the Contract Owners of Investors Life Insurance Company of North America Separate Account II and the Board of Directors of Investors Life Insurance Company of North America

In our opinion, the accompanying statement of net assets and the related individual statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the subdivisions comprising the Investors Life Insurance Company of North America Separate Account II (the Separate Account) at December 31, 2002, the results of each of their operations for the year then ended, the changes in each of their net assets for the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the underlying funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Dallas, Texas
February 14, 2003

               INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                              SEPARATE ACCOUNT II
                     (formerly INA/PUTNAM SEPARATE ACCOUNT)
                        COMBINED STATEMENT OF NET ASSETS
                               DECEMBER 31, 2002
                                   (Audited)

                                     ASSETS

Investments at Market Value (Notes 1 and 2):

PUTNAM DIVISIONS
Money Market
          234,910   qualified shares            (Cost   $  234,910)  $   234,910
          550,340   non-qualified shares        (Cost   $  550,340)      550,340
High Yield Trust
            8,811   qualified shares            (Cost   $  149,741)       60,707
          155,367   non-qualified shares        (Cost   $2,499,162)    1,070,477
Equity Income Fund
            5,334   qualified shares            (Cost   $   12,545)       67,315
           43,848   non-qualified shares        (Cost   $  501,292)      553,363
Investors Trust
           36,915   qualified shares            (Cost   $  369,318)      324,852
           69,487   non-qualified shares        (Cost   $  660,827)      611,489
Income Fund
           14,397   qualified shares            (Cost   $   96,018)       96,174
           32,651   non-qualified shares        (Cost   $  158,434)      218,108
PUTNAM VARIABLE TRUST DIVISIONS
Putnam Variable Trust Money Market
        4,633,649   non-qualified shares        (Cost   $4,633,649)    4,633,649
Putnam Variable Trust Growth and Income
          118,000   non-qualified shares        (Cost   $1,999,411)    2,212,496
Putnam Variable Trust Income
           98,060   non-qualified shares        (Cost   $1,325,978)    1,269,871

Total Assets                                                         $11,903,751

                                   NET ASSETS


Net Assets (Notes 3 and 7):
PUTNAM DIVISIONS
Money Market
           68,131  qualified accumulation
                    units outstanding           ($3.447922 per unit) $   234,910
          157,993  non-qualified accumulation
                    units outstanding           ($3.483322 per unit)     550,340

High Yield Trust
           10,211  qualified accumulation
                    units outstanding           ($5.945219 per unit)      60,707
          188,628  non-qualified accumulation
                    units outstanding           ($5.675071 per unit)   1,070,477

Equity Income Fund
            9,405  qualified accumulation
                    units outstanding           ($7.157318 per unit)      67,315
           76,232  non-qualified accumulation
                    units outstanding           ($7.258937 per unit)     553,363

Investors Trust
           39,204  qualified accumulation
                    units outstanding           ($8.286199 per unit)     324,852
           80,099  non-qualified accumulation
                    units outstanding           ($7.634159 per unit)     611,489

Income Fund
           14,026  qualified accumulation
                    units outstanding           ($6.856818 per unit)      96,174
           33,213  non-qualified accumulation
                    units outstanding           ($6.566932 per unit)     218,108
PUTNAM VARIABLE TRUST DIVISIONS
Putnam Variable Trust Money Market
        1,613,586  non-qualified accumulation
                    units outstanding           ($2.871647 per unit)   4,633,649
Putnam Variable Trust Growth and Income
          353,726  non-qualified accumulation
                    units outstanding           ($6.254830 per unit)   2,212,496
Putnam Variable Trust Income
          292,997  non-qualified accumulation
                    units outstanding           ($4.334076 per unit)   1,269,871

Net Assets                                                           $11,903,751

   The accompanying notes are an integral part of these financial statements.


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



               INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                              SEPARATE ACCOUNT II
                     (formerly INA/PUTNAM SEPARATE ACCOUNT)
                      INDIVIDUAL STATEMENTS OF OPERATIONS
                                   (Audited)
                          Year Ended December 31, 2002

                                PUTNAM DIVISIONS


                                                                                Money Market    Money Market
                                                                                Qualified       Non-Qualified
Investment Income:
        Dividends                                                               $   3,787       $   8,586

Expenses:
        Mortality risk and expense fees guarantees (Notes 1 and 3)                  2,514           5,719

        Investment income (loss) - net                                              1,273           2,867


Net realized capital gain distributions:                                                0               0

Net realized gain (loss) on investments:
        Proceeds from sale of shares                                               89,051         128,739
        Cost of shares sold                                                        89,051         128,739

        Net realized gain (loss) on investments                                         0               0

Change in unrealized appreciation (depreciation) in value of investments                0               0

        Net realized and unrealized gain (loss) on investments                          0               0

Net Increase (Decrease) in Net Assets from Operations                           $   1,273       $   2,867

   The accompanying notes are an integral part of these financial statements.

                                                                                High Yield      High Yield
                                                                                Trust           Trust
                                                                                Qualified       Non-Qualified
Investment Income:
        Dividends                                                               $   6,616       $ 124,191

Expenses:
        Mortality risk and expense fees guarantees (Notes 1 and 3)                    575          10,784

        Investment income (loss) - net                                              6,041         113,407


Net realized capital gain distributions:                                                0               0

Net realized gain (loss) on investments:
        Proceeds from sale of shares                                                1,188         155,499
        Cost of shares sold                                                         1,169         156,185

        Net realized gain (loss) on investments                                        19            (686)

Change in unrealized appreciation (depreciation) in value of investments           (6,682)       (123,631)

        Net realized and unrealized gain (loss) on investments                     (6,663)       (124,317)

Net Increase (Decrease) in Net Assets from Operations                           $    (622)      $ (10,910)

   The accompanying notes are an integral part of these financial statements.

                                                                                Equity          Equity
                                                                                Income Fund     Income Fund
                                                                                Qualified       Non-Qualified
Investment Income:
        Dividends                                                               $   1,137       $   9,665

Expenses:
        Mortality risk and expense fees guarantees (Notes 1 and 3)                    716           6,023

        Investment income (loss) - net                                                421           3,642


Net realized capital gain distributions:                                                0               0

Net realized gain (loss) on investments:
        Proceeds from sale of shares                                                6,463          52,976
        Cost of shares sold                                                         6,642          64,985

        Net realized gain (loss) on investments                                      (179)        (12,009)

Change in unrealized appreciation (depreciation) in value of investments          (11,329)        (90,371)

        Net realized and unrealized gain (loss) on investments                    (11,508)       (102,380)

Net Increase (Decrease) in Net Assets from Operations                           $ (11,087)      $ (98,738)

   The accompanying notes are an integral part of these financial statements.

                                                                                Investors       Investors
                                                                                Trust           Trust
                                                                                Qualified       Non-Qualified
Investment Income:
        Dividends                                                               $       0       $       0

Expenses:
        Mortality risk and expense fees guarantees (Notes 1 and 3)                  3,680           6,500

        Investment income (loss) - net                                             (3,680)         (6,500)


Net realized capital gain distributions:                                                0               0

Net realized gain (loss) on investments:
        Proceeds from sale of shares                                               49,512          10,197
        Cost of shares sold                                                        51,851          10,722

        Net realized gain (loss) on investments                                    (2,339)           (525)

Change in unrealized appreciation (depreciation) in value of investments         (108,192)       (192,314)

        Net realized and unrealized gain (loss) on investments                   (110,531)       (192,839)

Net Increase (Decrease) in Net Assets from Operations                           $(114,211)      $(199,339)

   The accompanying notes are an integral part of these financial statements.

                                                                                Income          Income
                                                                                Fund            Fund
                                                                                Qualified       Non-Qualified
Investment Income:
        Dividends                                                               $   5,692       $  10,547

Expenses:
        Mortality risk and expense fees guarantees (Notes 1 and 3)                  1,027           1,932

        Investment income (loss) - net                                              4,665           8,615


Net realized capital gain distributions:                                                0               0

Net realized gain (loss) on investments:
        Proceeds from sale of shares                                               34,433           2,499
        Cost of shares sold                                                        31,683           2,497

        Net realized gain (loss) on investments                                     2,750               2

Change in unrealized appreciation (depreciation) in value of investments              157           6,110

        Net realized and unrealized gain (loss) on investments                      2,907           6,112

Net Increase (Decrease) in Net Assets from Operations                           $   7,572       $  14,727

   The accompanying notes are an integral part of these financial statements.

                        PUTNAM VARIABLE TRUST DIVISIONS



                                                                Putnam
                                                                Variable Trust
                                                                Money
                                                                Market
                                                                Non-Qualified
Investment Income:
        Dividends                                               $   70,159

Expenses:
        Mortality risk and expense fees
         guarantees (Notes 1 and 3)                                 45,693

        Investment income - net                                     24,466


Net realized capital gain distributions:                                 0

Net realized gain (loss) on investments:
        Proceeds from sale of shares                             1,088,351
        Cost of shares sold                                      1,088,351

        Net realized gain (loss) on investments                          0

Change in unrealized appreciation (depreciation)
 in value of investments                                                 0

        Net realized and unrealized gain (loss)
         on investments                                                  0

Net Increase (Decrease) in Net Assets from Operations           $   24,466

   The accompanying notes are an integral part of these financial statements.

                                                                Putnam
                                                                Variable Trust
                                                                Growth and
                                                                Income
                                                                Non-Qualified
Investment Income:
        Dividends                                               $   54,666

Expenses:
        Mortality risk and expense fees
         guarantees (Notes 1 and 3)                                 27,639

        Investment income (loss) - net                              27,027


Net realized capital gain distributions:                            18,172

Net realized gain (loss) on investments:
        Proceeds from sale of shares                               801,618
        Cost of shares sold                                        930,814

        Net realized gain (loss) on investments                   (129,196)

Change in unrealized appreciation (depreciation)
 in value of investments                                          (608,009)

        Net realized and unrealized gain (loss)
         on investments                                           (719,033)

Net Increase (Decrease) in Net Assets from Operations           $ (692,006)

   The accompanying notes are an integral part of these financial statements.

                                                                Putnam Variable
                                                                Trust Income
                                                                Non-Qualified
Investment Income:
        Dividends                                               $   74,363

Expenses:
        Mortality risk and expense
         fees guarantees (Notes 1 and 3)                            12,569

        Investment income (loss) - net                              61,794

Net realized capital gain distributions:                                 0

Net realized gain (loss) on investments:
        Proceeds from sale of shares                               308,582
        Cost of shares sold                                        301,923

        Net realized gain (loss) on investments                      6,659

Change in unrealized appreciation (depreciation)
 in value of investments                                            22,924

        Net realized and unrealized gain (loss) on investments      29,583

Net Increase (Decrease) in Net Assets from Operations           $   91,377

   The accompanying notes are an integral part of these financial statements.

               INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                              SEPARATE ACCOUNT II
                     (formerly INA/PUTNAM SEPARATE ACCOUNT)
                 INDIVIDUAL STATEMENT OF CHANGES IN TOTAL ASSETS
                        For Year Ended December 31, 2002
                                   (Audited)

                                PUTNAM DIVISIONS


                                                                Money Market    Money Market
                                                                Qualified       Non-Qualified

Investment Operations:
    Investment income (loss) - net                              $    1,273      $    2,867
    Realized capital gain distributions                                  0               0
    Net realized gain (loss) on investments                              0               0
    Change in unrealized appreciation (depreciation)
     in value of investments                                             0               0

    Net Increase (Decrease) in net assets from operations            1,273           2,867

Accumulation Unit Transactions:
    Net contract considerations and transfers in (Note 3)                0               0
    Net contract surrenders and transfers out (Note 3)             (86,656)        (97,737)
    Benefit payments to annuitants                                       0         (25,525)

    Net Increase (Decrease) from accumulation unit
     transactions                                                  (86,656)       (123,262)

Net Increase (Decrease) in Net Assets                              (85,383)       (120,395)
Net Assets:
    Net assets at December 31, 2001                                320,293         670,735

    Net assets at December 31, 2002                             $  234,910      $  550,340

                          Year Ended December 31, 2001



                                                                Money Market    Money Market
                                                                Qualified       Non-Qualified

Investment Operations:
    Investment income (loss) - net                              $    9,809      $   20,937
    Realized capital gain distributions                                  0               0
    Net realized gain (loss) on investments                              0               0
    Change in unrealized appreciation (depreciation)
     in value of investments                                             0               0

    Net Increase (Decrease) in net assets from operations            9,809          20,937

Accumulation Unit Transactions:
    Net contract considerations and transfers in (Note 3)                0               0
    Net contract surrenders and transfers out (Note 3)             (51,452)        (80,912)
    Benefit payments to annuitants                                       0         (25,730)

    Net Increase (Decrease) from accumulation unit
     transactions                                                  (51,452)       (106,642)

Net Increase (Decrease) in Net Assets                              (41,643)        (85,705)

Net Assets:
    Net assets at December 31, 2000                                361,936         756,440

    Net assets at December 31, 2001                             $  320,293      $  670,735

   The accompanying notes are an integral part of these financial statements.

                                                                High Yield      High Yield
                                                                Trust           Trust
                                                                Qualified       Non-Qualified
Investment Operations:
    Investment income (loss) - net                              $    6,041      $  113,407
    Realized capital gain distributions                                  0               0
    Net realized gain (loss) on investments                             19            (686)
    Change in unrealized appreciation (depreciation)
     in value of investments                                        (6,682)       (123,631)

    Net Increase (Decrease) in net assets from operations             (622)        (10,910)

Accumulation Unit Transactions:
    Net contract considerations and transfers in (Note 3)               36               0
    Net contract surrenders and transfers out (Note 3)                (649)       (142,088)
    Benefit payments to annuitants                                       0          (2,627)

    Net Increase (Decrease) from accumulation unit
     transactions                                                     (613)       (144,715)

Net Increase (Decrease) in Net Assets                               (1,235)       (155,625)

Net Assets:
    Net assets at December 31, 2001                                 61,942       1,226,102

    Net assets at December 31, 2002                             $   60,707      $1,070,477

                          Year Ended December 31, 2001


                                                                High Yield      High Yield
                                                                Trust           Trust
                                                                Qualified       Non-Qualified
Investment Operations:
   Investment income (loss) - net                               $    8,070      $  138,270
   Realized capital gain distributions                                   0               0
   Net realized gain (loss) on investments                          (7,746)        (78,277)
   Change in unrealized appreciation
    (depreciation) in value of investments                           1,214         (23,921)

   Net Increase (Decrease) in net assets from operations             1,538          36,072

Accumulation Unit Transactions:
   Net contract considerations and transfers
    in (Note 3)                                                          0               0
   Net contract surrenders and transfers out
    (Note 3)                                                       (16,191)       (134,061)
   Benefit payments to annuitants                                        0          (2,866)

   Net Increase (Decrease) from accumulation
    unit transactions                                              (16,191)       (136,927)

Net Increase (Decrease) in Net Assets                              (14,653)       (100,855)

Net Assets:
   Net assets at December 31, 2000                                  76,595       1,326,957

   Net assets at December 31, 2001                              $   61,942      $1,226,102

   The accompanying notes are an integral part of these financial statements.

                                                                Equity          Equity
                                                                Income Fund     Income Fund
                                                                Qualified       Non-Qualified
Investment Operations:
   Investment income (loss) - net                               $      421      $    3,642
   Realized capital gain distributions                                   0               0
   Net realized gain (loss) on investments                            (179)        (12,009)
   Change in unrealized appreciation
    (depreciation) in value of investments                         (11,329)        (90,371)

   Net Increase (Decrease) in net assets from operations           (11,087)        (98,738)

Accumulation Unit Transactions:
   Net contract considerations and transfers
    in (Note 3)                                                          0               0
   Net contract surrenders and transfers
    out (Note 3)                                                       (78)        (46,953)
   Benefit payments to annuitants                                   (5,669)              0

   Net Increase (Decrease) from accumulation
    unit transactions                                               (5,747)        (46,953)

Net Increase (Decrease) in Net Assets                              (16,834)       (145,691)

Net Assets:
   Net assets at December 31, 2001                                  84,149         699,054

   Net assets at December 31, 2002                              $   67,315      $  553,363

                          Year Ended December 31, 2001

                                                                Equity          Equity
                                                                Income Fund     Income Fund
                                                                Qualified       Non-Qualified
Investment Operations:
   Investment income (loss) - net                               $      627      $    5,010
   Realized capital gain distributions                               1,002           8,328
   Net realized gain (loss) on investments                             172             152
   Change in unrealized appreciation (depreciation)
    in value of investments                                         (5,279)        (31,401)

   Net Increase (Decrease) in net assets from operations            (3,478)        (17,911)

Accumulation Unit Transactions:
   Net contract considerations and transfers in (Note 3)                 0               0
   Net contract surrenders and transfers out (Note 3)              (10,726)            (30)
   Benefit payments to annuitants                                   (6,049)              0

   Net Increase (Decrease) from accumulation unit
    transactions                                                   (16,775)            (30)

Net Increase (Decrease) in Net Assets                              (20,253)        (17,941)

Net Assets:
   Net assets at December 31, 2000                                 104,402         716,995

   Net assets at December 31, 2001                              $   84,149      $  699,054

   The accompanying notes are an integral part of these financial statements.

                                                                Investors       Investors
                                                                Trust           Trust
                                                                Qualified       Non-Qualified

Investment Operations:
   Investment income (loss) - net                               $   (3,680)     $   (6,500)
   Realized capital gain distributions                                   0               0
   Net realized gain (loss) on investments                          (2,339)           (525)
   Change in unrealized appreciation (depreciation)
    in value of investments                                       (108,192)       (192,314)

   Net Increase (Decrease) in net assets from operations          (114,211)       (199,339)

Accumulation Unit Transactions:
   Net contract considerations and transfers in (Note 3)                 0               0
   Net contract surrenders and transfers out (Note 3)              (39,955)           (280)
   Benefit payments to annuitants                                   (5,877)         (3,065)

   Net Increase (Decrease) from accumulation
    unit transactions                                              (45,832)         (3,345)

Net Increase (Decrease) in Net Assets                             (160,043)       (202,684)

Net Assets:
   Net assets at December 31, 2001                                 484,895         814,173

   Net assets at December 31, 2002                              $  324,852      $  611,489

                          Year Ended December 31, 2001


                                                                Investors       Investors
                                                                Trust           Trust
                                                                Qualified       Non-Qualified
Investment Operations:
    Investment income (loss) - net                              $   (5,510)     $   (8,473)
    Realized capital gain distributions                                  0               0
    Net realized gain (loss) on investments                         10,341          (3,654)
    Change in unrealized appreciation (depreciation)
     in value of investments                                      (190,437)       (268,138)

    Net Increase (Decrease) in net assets from operations         (185,606)       (280,265)

Accumulation Unit Transactions:
    Net contract considerations and transfers in (Note 3)                0               0
    Net contract surrenders and transfers out (Note 3)             (84,560)           (272)
    Benefit payments to annuitants                                  (8,264)         (5,181)

    Net Increase (Decrease) from accumulation unit
     transactions                                                  (92,824)         (5,453)

Net Increase (Decrease) in Net Assets                             (278,430)       (285,718)

Net Assets:
    Net assets at December 31, 2000                                763,325       1,099,891

    Net assets at December 31, 2001                             $  484,895      $  814,173

   The accompanying notes are an integral part of these financial statements.

                                                                Income          Income
                                                                Fund            Fund
                                                                Qualified       Non-Qualified
Investment Operations:
    Investment income (loss) - net                              $    4,665      $    8,615
    Realized capital gain distributions                                  0               0
    Net realized gain (loss) on investments                          2,750               2
    Change in unrealized appreciation (depreciation)
     in value of investments                                           157           6,110

    Net Increase (Decrease) in net assets from operations            7,572          14,727

Accumulation Unit Transactions:
    Net contract considerations and transfers in (Note 3)                0          10,202
    Net contract surrenders and transfers out (Note 3)             (29,904)            (54)
    Benefit payments to annuitants                                       0            (585)

    Net Increase (Decrease) from accumulation unit
     transactions                                                  (29,904)          9,563

Net Increase (Decrease) in Net Assets                              (22,332)         24,290

Net Assets:
    Net assets at December 31, 2001                                118,506         193,818

    Net assets at December 31, 2002                             $   96,174      $  218,108

                          Year Ended December 31, 2001


                                                                Income          Income
                                                                Fund            Fund
                                                                Qualified       Non-Qualified
Investment Operations:
    Investment income (loss) - net                              $    5,791      $    9,517
    Realized capital gain distributions                                  0               0
    Net realized gain (loss) on investments                             22             352
    Change in unrealized appreciation (depreciation)
     in value of investments                                         2,005           3,194

    Net Increase (Decrease) in net assets from operations            7,818          13,063

Accumulation Unit Transactions:
    Net contract considerations and transfers in (Note 3)                0               0
    Net contract surrenders and transfers out (Note 3)              (5,482)        (10,039)
    Benefit payments to annuitants                                       0            (587)

    Net Increase (Decrease) from accumulation unit
     transactions                                                   (5,482)        (10,626)

Net Increase (Decrease) in Net Assets                                2,336           2,437

Net Assets:
    Net assets at December 31, 2000                                116,170         191,381

    Net assets at December 31, 2001                             $  118,506      $  193,818


   The accompanying notes are an integral part of these financial statements.

                        PUTNAM VARIABLE TRUST DIVISIONS


                                                                Putnam
                                                                Variable Trust
                                                                Money Market
                                                                Non-Qualified
Investment Operations:
    Investment income (loss) - net                              $   24,466
    Realized capital gain distributions                                  0
    Net realized gain (loss) on investments                              0
    Change in unrealized appreciation (depreciation)
     in value of investments                                             0

    Net Increase (Decrease) in net assets from operations           24,466

Accumulation Unit Transactions:
    Net contract considerations and transfers in (Note 3)          244,102
    Net contract surrenders and transfers out (Note 3)            (977,730)
    Benefit payments to annuitants                                 (57,851)

    Net Increase (Decrease) from accumulation unit
     transactions                                                 (791,479)

Net Increase (Decrease) in Net Assets                             (767,013)

Net Assets:
    Net assets at December 31, 2001                              5,400,662

    Net assets at December 31, 2002                             $4,633,649

                          Year Ended December 31, 2001


                                                                Putnam
                                                                Variable Trust
                                                                Money Market
                                                                Non-Qualified
Investment Operations:
    Investment income (loss) - net                              $  158,284
    Realized capital gain distributions                                  0
    Net realized gain (loss) on investments                              0
    Change in unrealized appreciation (depreciation)
     in value of investments                                             0

    Net Increase (Decrease) in net assets from operations          158,284

Accumulation Unit Transactions:
    Net contract considerations and transfers in (Note 3)          100,000
    Net contract surrenders and transfers out (Note 3)            (265,058)
    Benefit payments to annuitants                                 (38,064)

    Net Increase (Decrease) from accumulation unit
     transactions                                                 (203,122)

Net Increase (Decrease) in Net Assets                              (44,838)

Net Assets:
    Net assets at December 31, 2000                              5,445,500

    Net assets at December 31, 2001                             $5,400,662

   The accompanying notes are an integral part of these financial statements.

                                                                 Putman
                                                                 Variable Trust
                                                                 Growth and
                                                                 Income
                                                                 Non-Qualified
Investment Operations:
    Investment income (loss) - net                              $   27,027
    Realized capital gain distributions                             18,172
    Net realized gain (loss) on investments                       (129,196)
    Change in unrealized appreciation (depreciation)
     in value of investments                                      (608,009)

    Net Increase (Decrease) in net assets from operations         (692,006)

Accumulation Unit Transactions:
    Net contract considerations and transfers in (Note 3)          100,190
    Net contract surrenders and transfers out (Note 3)            (749,352)
    Benefit payments to annuitants                                 (22,924)

    Net Increase (Decrease) from accumulation unit
     transactions                                                 (672,086)

Net Increase (Decrease) in Net Assets                           (1,364,092)

Net Assets:
    Net assets at December 31, 2001                              3,576,588

    Net assets at December 31, 2002                             $2,212,496

                          Year Ended December 31, 2001


                                                                Putnam
                                                                Variable Trust
                                                                Growth and
                                                                Income
                                                                Non-Qualified
Investment Operations:
    Investment income (loss) - net                              $   28,295
    Realized capital gain distributions                             45,596
    Net realized gain (loss) on investments                         (5,741)
    Change in unrealized appreciation (depreciation)
     in value of investments                                      (355,297)

    Net Increase (Decrease) in net assets from operations
                                                                  (287,147)

Accumulation Unit Transactions:
    Net contract considerations and transfers in (Note 3)                0
    Net contract surrenders and transfers out (Note 3)            (240,366)
    Benefit payments to annuitants                                 (13,537)

    Net Increase (Decrease) from accumulation unit
     transactions                                                 (253,903)

Net Increase (Decrease) in Net Assets                             (541,050)

Net Assets:
    Net assets at December 31, 2000                              4,117,638

    Net assets at December 31, 2001                             $3,576,588

   The accompanying notes are an integral part of these financial statements.

                                                                Putnam Variable
                                                                Trust Income
                                                                Non-Qualified
Investment Operations:
    Investment income (loss) - net                              $   61,794
    Realized capital gain distributions                                  0
    Net realized gain (loss) on investments                          6,659
    Change in unrealized appreciation (depreciation)
     in value of investments                                        22,924

    Net Increase (Decrease) in net assets from operations           91,377

Accumulation Unit Transactions:
    Net contract considerations and transfers in (Note 3)           26,494
    Net contract surrenders and transfers out (Note 3)            (245,899)
    Benefit payments to annuitants                                 (50,351)

    Net Increase (Decrease) from accumulation unit
     transactions                                                 (269,756)

Net Increase (Decrease) in Net Assets                             (178,379)

Net Assets:
    Net assets at December 31, 2001                              1,448,250

    Net assets at December 31, 2002                             $1,269,871

                          Year Ended December 31, 2001


                                                                Putnam Variable
                                                                Trust Income
                                                                Non-Qualified
Investment Operations:
    Investment income (loss) - net                              $   88,983
    Realized capital gain distributions                                  0
    Net realized gain (loss) on investments                          6,386
    Change in unrealized appreciation (depreciation)
     in value of investments                                          (767)

    Net Increase (Decrease) in net assets from operations           94,602

Accumulation Unit Transactions:
    Net contract considerations and transfers in (Note 3)                0
    Net contract surrenders and transfers out (Note 3)            (174,353)
    Benefit payments to annuitants                                 (20,668)

    Net Increase (Decrease) from accumulation unit
     transactions                                                 (195,021)

Net Increase (Decrease) in Net Assets                             (100,419)

Net Assets:
    Net assets at December 31, 2000                              1,548,669

    Net assets at December 31, 2001                             $1,448,250

   The accompanying notes are an integral part of these financial statements.

               INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                              SEPARATE ACCOUNT II
                     (formerly INA/PUTNAM SEPARATE ACCOUNT)
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2002

Note 1. Organization

Investors Life Insurance Company of North America - Separate Account II (formerly INA/PUTNAM Separate Account), (the"Separate Account"), a separate account of Investors Life Insurance Company of North America ("Investors Life"), is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Separate Account currently has five specific Putnam Divisions which correspond to five Putnam mutual funds (the "Putnam Funds") and three Putnam Variable Trust Divisions which correspond to three portfolios of the Putnam Variable Trust (and, collectively, the "Funds"). Each Division contains two subdivisions, one for the allocation of tax qualified and one for the allocation of non-tax qualified net payments made under variable annuity contracts.

Amounts allocated to the Separate Account for variable annuity contracts can be invested by Investors Life in up to three of the following mutual funds: Putnam Income Fund, Inc., Putnam High Yield Trust, Putnam Equity Income Fund, Putnam Money Market Fund and Putnam Investors Fund, Inc. (the "Putnam Divisions"). In addition, variable annuity contract values transferred as a result of Revenue Ruling 81-225 (see Note 5), can be invested in up to three of the following portfolios of Putnam Variable Trust: Putnam Variable Trust Money Market Fund, Putnam Variable Trust Income Fund and Putnam Variable Trust Growth and Income Fund (the "Putnam Variable Trust Divisions"). The contract owners' equity of each subdivision of the Separate Account is affected by the investment results of the appropriate Putnam Fund, or Putnam Variable Trust Fund, shares designated for the subdivision, the mortality risk and expense fees guarantees assessed on Separate Account assets (see Note 3) and the administrative charge deductions.

Under the current provisions of the Internal Revenue Code (the "Code"), transfers of contract values from one division of the Separate Account to another division of the Separate Account are not subject to current taxation. There can be no assurance that future changes in the Code will not subject such transfers to current taxation.

Note 2. Significant Accounting Policies

Following is a summary of the  significant  accounting  policies of the Separate
Account: (a) the market value of investments is based on closing bid prices (net asset value) at December 31, 2002; (b) investment transactions are accounted for on the trade date and income is recorded on the ex-dividend date; (c) the cost of investments sold is determined on the last-in, first-out method. See Notes 4 through 6 with respect to income taxes.

Note 3. Contract Owner Transactions

Contract owners have limited rights to transfer their contract values between Separate Account Divisions. Certain contract owners affected by Revenue Ruling 81-225 have limited rights to transfer their contract values to Divisions for which one of the portfolios of Putnam Variable Trust serves as the underlying investment vehicle (see Note 5). The amount of all transfers between Separate Account divisions for the year ended December 31, 2002 was $381,024. Payments for the year ended December 31, 2002 were $2,417,335 with respect to contract surrender benefits and $174,472 with respect to annuity benefits. Investors Life charges a fee to each Separate Account subdivision for assuming the mortality risk and expense fees guarantees. The daily equivalent of the annual charges of 0.95% is made against the average net value of the Separate Account.

Note 4. Income Taxes

Investors Life is taxed as a life insurance company under the Code. The Separate Account is taxed as a part of Investors Life. Under the current provisions of the Code, no federal income taxes are payable by Investors Life with respect to investment income and capital gains on the assets of the Separate Account when used to determine contract values. Investors Life retains the right to make adjustments for taxes to Separate Account assets should future changes in the Code so warrant.

Note 5. Effect of Revenue Ruling 81-225

Revenue Ruling 81-225 was issued by the Internal Revenue Service on September 25, 1981. The Ruling pertains to variable annuities, where the insurance company, through a separate account, holds shares of mutual funds which also offer their shares to the public independently. The Ruling also questioned the tax treatment of variable annuity contracts where the underlying mutual funds are not managed by the issuing insurance company or an affiliate, or where the contract owner may initially allocate, and subsequently reallocate the contract values among several underlying funds.

The Ruling adversely affected the tax status of the Separate Account variable annuity contracts issued on a non-tax qualified basis after December 31, 1980, and those issued after September 25, 1981 which were intended to qualify under Internal Revenue Code Sections 403(a), 403(b) or 408(b).

As a result, Investors Life suspended new contract sales utilizing the Putnam Division. A former affiliate of Investors Life sponsored the creation of a new money market mutual fund called INA Annuity Fund Inc. This fund became the CIGNA Annuity Fund, Inc. Money Market portfolio late in 1982 and three additional portfolios were introduced. In October, 1985, the CIGNA Annuity Fund, Inc. was reorganized as the CIGNA Annuity Funds Group, pursuant to a plan of reorganization approved by shareholders of the Fund. Contract owners who transfer their Putnam Division contract values to the CIGNA Division cannot later reverse the transfer back to any of the Putnam Divisions.

As of April 18, 1995, shares of the Putnam Variable Trust were substituted for shares of the applicable CIGNA Fund as the underlying investment vehicle. Investors Life obtained an order from the U.S. Securities and Exchange
Commission approving the provisions of the substitution. Thereafter, the proposal was submitted to contractholders for their approval, in accordance with the provisions of the variable annuity contracts. The substitution of shares of certain portfolios of Putnam Variable Trust as the underlying investment vehicle for the variable annuity contracts was effected by Investors Life's exchange of shares of each of the portfolios of the CIGNA Funds for shares of the corresponding portfolio of Putnam Variable Trust.

Note 6. Diversification Requirements

Under the provisions of Section 817(h) of the Code, a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

The Internal Revenue Service has issued regulations under section 817(h) of the Code. Investors Life believes that the Separate Account satisfies the current requirements of the regulations, and it intends that the Separate Account will continue to meet such requirements.

Note 7. Accumulation Unit Transactions

For the Year Ended December 31, 2002

The changes in the number of accumulation units (the measure of ownership in the Separate Account) during the year ended December 31, 2002, and units outstanding at December 31, 2002 were as follows:

                                PUTNAM DIVISIONS

                                                Money Market      Money Market
                                                Qualified         Non-Qualified

Units outstanding at December 31, 2001           93,283           193,376

Units purchased and transfers in                      0                 0

Benefits, surrenders and transfers out          (25,152)          (35,383)

Units outstanding at December 31, 2002           68,131           157,993




                                                High Yield        High Yield
                                                Trust             Trust
                                                Qualified         Non-Qualified

Units outstanding at December 31, 2001           10,315           213,900

Units purchased and transfers in                      0                 0

Benefits, surrenders and transfers out             (104)          (25,272)

Units outstanding at December 31, 2002           10,211           188,628

                                                Equity            Equity
                                                Income Fund       Income Fund
                                                Qualified         Non-Qualified

Units outstanding at December 31, 2001           10,097            83,114

Units purchased and transfers in                      0                 0

Benefits, surrenders and transfers out             (692)           (6,882)

Units outstanding at December 31, 2002            9,405            76,232



                                                Investors         Investors
                                                Trust             Trust
                                                Qualified         Non-Qualified

Units outstanding at December 31, 2001           44,172            80,496

Units purchased and transfers in                      0                 0

Benefits, surrenders and transfers out           (4,968)             (397)

Units outstanding at December 31, 2002           39,204            80,099



                                                Income            Income
                                                Fund              Fund
                                                Qualified         Non-Qualified

Units outstanding at December 31, 2001           18,561            31,697

Units purchased and transfers in                      0             1,617

Benefits, surrenders and transfers out           (4,535)             (101)

Units outstanding at December 31, 2002           14,026            33,213

                        PUTNAM VARIABLE TRUST DIVISIONS


                                                                   Putnam
                                                                   Variable
                                                                   Trust
                                                                   Money Market
                                                                   Non-Qualified

Units outstanding at December 31, 2001                                1,889,944

Units purchased and transfers in                                         85,089

Benefits, surrenders and transfers out                                 (361,447)

Units outstanding at December 31, 2002                                1,613,586


                                                                   Putnam
                                                                   Variable
                                                                   Trust Growth
                                                                   and Income
                                                                   Non-Qualified

Units outstanding at December 31, 2001                                  460,258

Units purchased and transfers in                                         13,660

Benefits, surrenders and transfers out                                 (120,192)

Units outstanding at December 31, 2002                                  353,726


                                                                   Putnam
                                                                   Variable
                                                                   Trust Income
                                                                   Non-Qualified

Units outstanding at December 31, 2001                                  358,375

Units purchased and transfers in                                          6,183

Benefits, surrenders and transfers out                                  (71,561)

Units outstanding at December 31, 2002                                  292,997

The accumulation units for the ten subdivisions include units applicable to contract owners who are "on benefit annuitants." At December 31, 2002, the number of accumulation units, the aggregate value of the subdivisions' equity and the number of monthly annuity units and value per unit of "on benefit annuitants" are as follows:



                                Accumulation         Aggregate          Monthly         Annuity
                                   Units               Value         Annuity Units    Unit Value

Money Market Non-Qualified         92,348            $321,678            2,007         $1.1078947
High Yield Trust Qualified          4,817            $ 28,638              255         $2.7544840
High Yield Trust Non-Qualified      5,494            $ 31,179              136         $2.7165742
Equity Income Fund Qualified        5,994            $ 42,901              172         $2.4546563
Investors Trust Qualified           7,066            $ 58,550              312         $2.8502949
Investors Trust Non-Qualified       5,001            $ 38,178              289         $1.6357868
Income Fund Non-Qualified           1,067            $  7,007               23         $3.2921471
Putnam Variable Trust Money
 Market, Non-Qualified            151,966            $436,393            3,630         $1.2792925
Putnam Variable Trust Growth
 and Income, Non-Qualified         15,962            $ 99,840              438         $2.1903624
Putnam Variable Trust Income
 Non-Qualified                     53,461            $231,704            1,203         $1.8884405

Note 8. Expense Ratios and Net Investment Income Ratios

Year Ended December 31, 2002

A summary of unit values and units outstanding for variable annuity contracts and the expense ratios and investment income ratios, excluding expenses of the underlying funds, for each of the five years in the period ended December 31, 2002 were as follows:

PUTNAM DIVISIONS
Money Market
Qualified
                                Net Assets
                                                   Expenses     Invest-
                                                   as a % of     ment
                             Unit                  Average      Income    Total
               Units        Value       (000s)     Net Assets   Ratio     Return
12/31/02      68,131    $ 3.4479220     $  235       0.95%       1.43%     0.48%

12/31/01      93,283    $ 3.4335720     $  320       0.95%       3.94%     2.99%

12/31/00     108,566    $ 3.3337880     $  362       0.95%       5.93%     4.98%

12/31/99     116,281    $ 3.1723080     $  369       0.95%       4.83%     3.88%

12/31/98     134,573    $ 3.0520108     $  411       0.95%       5.18%     4.23%



Money Market
Non-Qualified
                                Net Assets
                                                   Expenses     Invest-
                                                   as a % of     ment
                             Unit                  Average      Income    Total
               Units        Value       (000s)     Net Assets   Ratio     Return
12/31/02     157,993    $ 3.4833220     $  550       0.95%       1.43%     0.48%

12/31/01     193,376    $ 3.4685520     $  671       0.95%       3.95%     3.00%

12/31/00     224,612    $ 3.3677630     $  756       0.95%       5.91%     4.96%

12/31/99     259,973    $ 3.2047680     $  833       0.95%       4.83%     3.88%

12/31/98     349,907    $ 3.0839499     $1,079       0.95%       5.18%     4.23%

High Yield Trust
Qualified
                                Net Assets
                                                   Expenses     Invest-
                                                   as a % of     ment
                             Unit                  Average      Income    Total
               Units        Value       (000s)     Net Assets   Ratio     Return
12/31/02      10,211    $ 5.9452190     $   61       0.95%      10.90%    -1.02%

12/31/01      10,315    $ 6.0050890     $   62       0.95%      12.05%     2.12%

12/31/00      13,067    $ 5.8617320     $   77       0.95%      11.40%    -9.58%

12/31/99      16,803    $ 6.5107240     $  109       0.95%      10.90%     5.96%

12/31/98      35,048    $ 6.1727574     $  216       0.95%      10.20%    -8.74%



High Yield Trust
Non-Qualified
                                Net Assets
                                                   Expenses     Invest-
                                                   as a % of     ment
                             Unit                  Average      Income    Total
               Units        Value       (000s)     Net Assets   Ratio     Return
12/31/02     188,628    $ 5.6750710     $1,070       0.95%      10.94%    -0.96%

12/31/01     213,900    $ 5.7321290     $1,226       0.95%      12.00%     2.88%

12/31/00     237,165    $ 5.5950780     $1,327       0.95%      11.43%    -9.71%

12/31/99     311,626    $ 6.2142540     $1,937       0.95%      10.71%     5.34%

12/31/98     331,566    $ 5.8922150     $1,954       0.95%      10.20%    -8.81%

Equity Income Fund
Qualified
                                Net Assets
                                                   Expenses     Invest-
                                                   as a % of     ment
                             Unit                  Average      Income    Total
               Units        Value       (000s)     Net Assets   Ratio     Return
12/31/02       9,405    $ 7.1573180     $   67       0.95%       1.51%   -14.72%

12/31/01      10,097    $ 8.3340730     $   84       0.95%       1.61%    -3.64%

12/31/00      12,203    $ 8.5554690     $  104       0.95%       1.85%    11.86%

12/31/99      12,870    $ 7.6326810     $   98       0.95%       4.10%     0.35%

12/31/98      13,634    $ 7.6232515     $  104       0.95%       2.84%    10.93%



Equity Income Fund
Non-Qualified
                                Net Assets
                                                   Expenses     Invest-
                                                   as a % of     ment
                             Unit                  Average      Income    Total
               Units        Value       (000s)     Net Assets   Ratio     Return
12/31/02      76,232    $ 7.2589370     $  553       0.95%       1.52%   -15.57%

12/31/01      83,114    $ 8.4107880     $  699       0.95%       1.67%    -2.56%

12/31/00      83,117    $ 8.6263380     $  717       0.95%       1.87%    11.39%

12/31/99      98,218    $ 7.6969420     $  756       0.95%       4.12%     0.30%

12/31/98     102,352    $ 7.6852515     $  787       0.95%       3.58%    11.08%

Investors Trust
Qualified
                                Net Assets
                                                   Expenses     Invest-
                                                   as a % of     ment
                             Unit                  Average      Income    Total
               Units        Value       (000s)     Net Assets   Ratio     Return
12/31/02      39,204    $ 8.2861990     $  325       0.95%       0.00%   -29.48%

12/31/01      44,172    $10.9774400     $  485       0.95%       0.00%   -32.00%

12/31/00      51,786    $14.7399790     $  763       0.95%       0.00%   -20.25%

12/31/99      57,179    $18.2584280     $1,044       0.95%       0.00%    25.53%

12/31/98      77,934    $14.1630910     $1,104       0.95%       0.00%    29.26%



Investors Trust
Non-Qualified
                                Net Assets
                                                   Expenses     Invest-
                                                   as a % of     ment
                             Unit                  Average      Income    Total
               Units        Value       (000s)     Net Assets   Ratio     Return
12/31/02      80,099    $ 7.6341590     $  611       0.95%       0.00%   -29.14%

12/31/01      80,496    $10.1144550     $  814       0.95%       0.00%   -31.42%

12/31/00      80,991    $13.5804090     $1,100       0.95%       0.00%   -18.82%

12/31/99      96,764    $16.7875980     $1,624       0.95%       0.00%    26.66%

12/31/98     119,546    $13.0216756     $1,557       0.95%       0.00%    30.13%

Income Fund
Qualified
                                Net Assets
                                                   Expenses     Invest-
                                                   as a % of     ment
                             Unit                  Average      Income    Total
               Units        Value       (000s)     Net Assets   Ratio     Return
12/31/02      14,026    $ 6.8568180     $   96       0.95%       5.27%     7.00%

12/31/01      18,561    $ 6.3846520     $  119       0.95%       5.75%     6.48%

12/31/00      19,430    $ 5.9788880     $  116       0.95%       7.25%     5.92%

12/31/99      36,458    $ 5.6036150     $  204       0.95%       6.38%    -3.01%

12/31/98      50,830    $ 5.7743644     $  294       0.95%       6.32%     2.65%



Income Fund
Non-Qualified
                                Net Assets
                                                   Expenses     Invest-
                                                   as a % of     ment
                             Unit                  Average      Income    Total
               Units        Value       (000s)     Net Assets   Ratio     Return
12/31/02      33,213    $ 6.5669320     $  218       0.95%       5.19%     7.24%

12/31/01      31,697    $ 6.1147200     $  194       0.95%       5.75%     6.60%

12/31/00      33,415    $ 5.7273950     $  191       0.95%       7.07%     6.45%

12/31/99      46,215    $ 5.3680040     $  248       0.95%       6.38%    -3.14%

12/31/98      58,838    $ 5.5313887     $  325       0.95%       6.32%     2.63%

PUTNAM VARIABLE TRUST DIVISIONS
Putnam Variable Trust
Money Market
Non-Qualified
                                Net Assets
                                                   Expenses     Invest-
                                                   as a % of     ment
                             Unit                  Average      Income    Total
               Units        Value       (000s)     Net Assets   Ratio     Return
12/31/02   1,613,586    $ 2.8716470     $4,634       0.95%       1.46%     0.51%

12/31/01   1,889,944    $ 2.8575780     $5,401       0.95%       3.85%     2.90%

12/31/00   1,963,132    $ 2.7738840     $5,446       0.95%       5.89%     4.94%

12/31/99   2,473,443    $ 2.6401820     $6,530       0.95%       4.78%     3.83%

12/31/98   2,858,428    $ 2.5414909     $7,265       0.95%       5.11%     4.16%



Putnam Variable Trust
Growth and Income
Non-Qualified
                                Net Assets
                                                   Expenses     Invest-
                                                   as a % of     ment
                             Unit                  Average      Income    Total
               Units        Value       (000s)     Net Assets   Ratio     Return
12/31/02     353,726    $ 6.2548300     $2,212       0.95%       1.88%   -23.79%

12/31/01     460,258    $ 7.7708320     $3,577       0.95%       1.68%    -7.37%

12/31/00     492,844    $ 8.3548510     $4,118       0.95%       3.48%     6.67%

12/31/99     553,365    $ 7.8011770     $4,317       0.95%       2.42%     0.34%

12/31/98     596,576    $ 7.7540932     $4,626       0.95%       3.95%    13.50%

Putnam Variable Trust Income
Non-Qualified

                                Net Assets
                                                   Expenses     Invest-
                                                   as a % of     ment
                             Unit                  Average      Income    Total
               Units        Value       (000s)     Net Assets   Ratio     Return
12/31/02     292,997     $4.3340760     $1,270       0.95%       5.62%     6.91%

12/31/01     358,375     $4.0411590     $1,448       0.95%       6.79%     6.21%

12/31/00     408,002     $3.7957380     $1,549       0.95%       7.20%     6.62%

12/31/99     500,055     $3.5477330     $1,774       0.95%       6.50%    -3.12%

12/31/98     523,878     $3.6565153     $1,916       0.95%       5.66%     6.99%

Note 9.  Recent Developments

As of August 1, 2002, Separate Account assets were adjusted to reflect the results of a review of policyholder liability accounts. As a result of the review, the assets of the following divisions were increased as follows, with a corresponding increase in the unit values of policyholder interests in the Separate Account:

        Division                                                        Amount

        Putnam Income Fund - Non Qualified                            $10,202.13
        Putnam Variable Trust Money Market - Non Qualified            $44,102.32

In addition, the assets of the following division were decreased as follows, with a corresponding decrease in the unit values of policyholder interests in the Separate Account:

        Division                                                        Amount

        Putnam Equity Income - Non Qualified                          $   326.62
        Putnam Income - Qualified                                     $ 2,546.78
        Putnam Variable Trust Growth and Income - Non Qualified       $67,758.83
        Putnam Variable Trust U.S. Income - Non Qualified             $ 4,215.50